Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The following description of the American Water Works Company, Inc. and its Designated Subsidiaries 2017 Nonqualified Employee Stock Purchase Plan (the “Plan”) provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions. The Plan was initially adopted by the Board of Directors (the “Board”) of American Water Works Company, Inc. (the “Company”) on February 15, 2017, was approved as such by the shareholders of the Company on May 12, 2017, and was initially effective as of August 5, 2017. The Board may, at any time and from time to time, amend the Plan, except that any amendment that is required to be approved by the shareholders shall be submitted to the shareholders of the Company for approval. The Plan shall continue in effect for ten years from the initial effective date unless terminated prior to that date pursuant to the provisions of the Plan or pursuant to action by the Board. On Feb, 18, 2026, the Board approved amendments to the Plan which would extend the Plan for another ten years. These Board approved amendments will be voted on by the shareholders at the annual shareholders’ meeting scheduled for May 13, 2026.
The purpose of the Plan is to provide eligible employees of the Company and its designated subsidiaries an opportunity to purchase an equity interest in the Company through the purchase of shares of the Company’s common stock. Participants may contribute portions of their compensation during a three-month purchase period and purchase common stock at the end thereof. Participation in the Plan entitles each participant to purchase the Company’s common stock at 85% of the fair market value of such common stock on the purchase date, which is the last business day of the applicable purchase period. Common stock for the Plan is issued directly from the Company’s authorized but unissued shares. As of December 31, 2025, there were approximately 1.3 million shares of common stock that remain reserved for issuance under the Plan.
Eligibility
Full or part time employees of the Company and its designated subsidiaries receiving a paycheck or direct deposit are eligible to participate in the Plan, except for (i) temporary or leased employees, (ii) an employee of a non-U.S. subsidiary of the Company, (iii) any person who is determined by the Board to be an officer of American Water, as defined under Section 16 of the Securities Exchange Act of 1934, as amended, and rules promulgated thereunder, and (iv) an employee who owns stock possessing 5% or more of the total combined voting power or value of all classes of the Company’s stock. Each eligible employee as defined in the Plan may enroll as provided in the Plan with participation beginning on the first full three-month purchase period after the date he or she enrolls in the Plan. Three-month purchase periods begin on December 1, March 1, June 1 and September 1. Participation in the Plan is voluntary.
Participant Contributions
A Plan participant may contribute (i) from 1% to 10%, in 1% increments, or (ii) a fixed amount from $5 to $2,500 per pay period of their pre-tax eligible compensation, in each case subject to the maximum deduction amount of $25,000 per Plan year. Participants may not increase or decrease their withholding percentage or their fixed contribution amount during a purchase period. The Company holds contributions of participants during the purchase period, and then issues shares purchased by the participants based on the amount of the contributions received from them and at a purchase price of 85% of the fair market value of the Company’s common stock on the purchase date. No interest is paid or accrued on the participants’ payroll deductions. Participants’ payroll deductions receivable from the Company represents a receivable for participants’ contributions, which are subsequently collected and used to purchase shares on behalf of plan participants at the end of the three-month purchase period.
Withdrawals
A participant may cancel or suspend Plan enrollment at any time and either withdraw Plan payroll deductions that have not been used to purchase shares or maintain accumulated funds in his or her account for the purchase of shares at the end of the three-month purchase period. Upon termination or death, an employee is no longer considered a participant in the Plan.
Purchases
As soon as practicable following the end of a three-month purchase period, the shares purchased by each participant are deposited into a brokerage account established in the participant’s name. Shares issued under the Plan to a participant may not be sold, transferred, or assigned by the participant for a period of six months after the purchase date (except in the instance of death). For the years ended December 31, 2025, 2024, and 2023, the Company purchased 84,026, 90,168 and 87,093 shares of its common stock, respectively, under the Plan on behalf of participants.